Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Research and development	$ 183,830	$ 2,418,715	$ 6,761,818
Consulting, wages and benefits	1,055,247	1,037,558	885,460
Directors' fees	168,143	179,406	122,572
Investor relations	1,360,170	919,490	928,424
Professional fees	616,859	514,263	454,071
General and administrative	320,949	375,505	448,824
Public company costs	141,404	170,184	120,813
Travel	31,916	170,187	22,538
Amortization of property and equipment	86,204	73,062	41,069
Amortization of intangible assets	31,070	66,632	17,077
Share-based payments	122,527	120,984	487,940
Loss before other items	(4,118,319)	(6,045,986)	(10,290,606)
Fair value adjustment on derivative warrant liability	1,035,105	3,641,403	3,396,137
Foreign exchange loss	(73,009)	(7,025)	(1,546)
Interest income	121,908	253,543	103,589
Transaction costs on derivative warrant liability	(279,031)		(926,456)
Net loss for the year	(3,313,346)	(2,158,065)	(7,718,882)
Items that may be subsequently reclassified to profit or loss:
Currency translation differences			(128,145)
Total loss and comprehensive loss for the year	$ (3,313,346)	$ (2,158,065)	$ (7,847,027)
Basic and diluted loss per common share
Basic loss per common share	$ (1.15)	$ (1.09)	$ (5.22)
Diluted loss per common share	$ (1.15)	$ (1.09)	$ (5.22)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, Basic	2,878,514	1,981,734	1,479,914
Weighted average number of common shares outstanding, Diluted	2,878,514	1,981,734	1,479,914